INVESTMENT IN EQUITY SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY SECURITIES

NOTE 5 – INVESTMENT IN EQUITY SECURITIES

As at June 30, 2024 and December 31, 2023, the Company’s equity investment consisted of 511,750 common shares of WRR.

At June 30, 2024 and December 31, 2023, the fair value of the equity investment was $74,779 and $56,105, respectively, based on the trading price of WRR Shares at June 30, 2024 and December 31, 2023. Fair value is measured using Level 1 inputs in the fair value hierarchy.

During the three-month period ended June 30, 2024, the revaluation of the equity investment in WRR resulted in a $38,524 loss on the change in fair value of the equity investment (June 30, 2023 - $6,224 loss).

During the six-month period ended June 30, 2024, the revaluation of the equity investment in WRR resulted in a $18,674 gain on the change in fair value of the equity investment (June 30, 2023 - $94,962 loss).

The Company did not sell any WRR Shares during the three- and six-month periods ended June 30, 2024 and 2023.

NOTE 5 – INVESTMENT IN EQUITY SECURITY

As at December 31, 2023 and 2022, the Company’s equity investment consists of 511,750 common shares of Walker River Resources Corp. (“WRR”).

At December 31, 2023 and 2022, the fair value of the equity investment was $56,105 and $156,805, respectively, based on the trading price of WRR Shares at December 31, 2023 and 2022. Fair value is measured using Level 1 inputs in the fair value hierarchy. During the year ended December 31, 2023 the revaluation of the equity investment in WRR resulted in a $100,700 loss on the change in fair value of the equity investment (December 31, 2022 - $241,513 gain).

The Company did not sell any WRR Shares during the year ended December 31, 2023. During the year ended December 31, 2022, the Company sold 1,171,083 WRR Shares for net proceeds of $614,656. The Company recorded a net realized gain of $211,530 on the sale of WRR Shares.